Taxation - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	22.00%	20.31%